Inspire Faithward Mid Cap Momentum ETF

GLRY

a Series of Northern Lights Fund Trust IV (the “Fund”)

Supplement dated March 25, 2024

to the Prospectus, Statement of Additional Information (the “SAI”) and Summary Prospectus dated March 30, 2023

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Effective March 29, 2024, Inspire Faithward Mid Cap Momentum ETF’s name will change to “Inspire Momentum ETF.”

Accordingly, all references to “Inspire Faithward Mid Cap Momentum ETF” and “Inspire Faithward” in the Prospectus, SAI and Summary Prospectus are replaced with “Inspire Momentum ETF” and “Inspire Momentum”, respectively.

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You should read this Supplement in conjunction with the Fund's Prospectus, SAI and Summary Prospectus dated March 30, 2023, which provide information that you should know about the Fund before investing. The Fund's Prospectus and SAI and Summary Prospectus have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE